SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Equity [abstract]
SHARE CAPITAL [Text Block]

18. SHARE CAPITAL

Share Capital

The Company is authorized to issue an unlimited number of common shares without par value. As at December 31, 2022, the number of total issued and outstanding common shares is 79,763,689 (December 31, 2021 - 62,170,212).

Activities during the year ended December 31, 2022

At the Market ("ATM") Sales

In the first quarter of 2022, the Company sold 427,997 shares under its ATM at an average price of $1.57 for gross proceeds of $674,016 and paid 2.75% brokers' fee in commission.

In the third quarter of 2022, the Company sold 340,058 shares under its ATM at an average price of $0.66 for gross proceeds of $224,678 and paid 2.75% brokers' fee in commission.

Equity Financings

On August 4, 2022, the Company completed a public bought deal of 16,666,667 common shares with a syndicate of underwriters, at an issue price of $0.66 per share for aggregate gross proceeds of $11,000,000. The Company paid $400,004 in brokers' fee and $367,521 for various other expenses (mostly legal and filing fees) in connection with this public bought deal.

Equity Incentives

In January 2022, the Company approved a cash redemption of 1,371 vested RSUs, and as a result, no shares have been issued related to this transaction.

In June 2022, the Company approved a cash redemption of 3,000 vested RSUs, and as a result, no shares have been issued related to this transaction.

In December 2022, the Company issued 158,755 shares related to its RSU December 15, 2020 and December 16, 2021 grants.

In December 2022, the Company approved cash redemption of 47,496 vested RSUs, and as a result, no shares have been issued for these RSUs.

Activities during the year ended December 31, 2021

ATM Sales

In the first quarter of 2021, the Company sold 41,000 shares under its ATM at an average price of $3.90 for gross proceeds of $159,713 and paid 2.75% brokers' fee in commission.

In the second quarter of 2021, the Company sold 320,950 shares under its ATM at an average price of $3.30 for gross proceeds of $1,057,951 and paid 2.75% brokers' fee in commission.

In the third quarter of 2021, the Company sold 155,000 shares under its ATM at an average price of $2.95 for gross proceeds of $456,957 and paid 2.75% brokers' fee in commission.

Equity Financings

On September 17, 2021, the Company completed a public bought deal of 6,785,000 common shares with a syndicate of underwriters, at an issue price of $2.55 per share for aggregate gross proceeds of $17,301,750. The Company paid $921,918 in brokers' fee and $375,278 for various other expenses (mostly legal and filing fees) in connection with this public bought deal.

Equity Incentives

In February 2021, the Company issued 144,400 common shares related to 144,400 exercised options, for gross proceeds of $292,330.

In March 2021, the Company issued 19,445 common shares related to 15,333 exercised options, for gross proceeds of $35,759, and 4,112 vested RSUs.

In May 2021, the Company approved a cash redemption of 2,056 vested RSUs, and as a result, no shares have been issued related to this transaction.

In June 2021, the Company issued 30,000 common shares related to 30,000 exercised options, for gross proceeds of $52,960.

In July 2021, the Company issued 2,000 common shares related to 2,000 exercised options, for gross proceeds of $4,628.

In September 2021, the Company issued 1,333 common shares related to 1,333 exercised options, for gross proceeds of $3,042.

In December 2021, the Company issued 62,907 shares related to its RSU December 15, 2020 grant.

In December 2021, the Company approved cash redemption of 16,494 vested RSUs, and as a result, no shares have been issued for these RSUs.

Activities during the year ended December 31, 2020

In February 2020, the Company announced that it had graduated to Tier 1 of the TSX-V and the remaining 966,563 common shares of Integra held in escrow were released. The number of outstanding common shares of the Company has not change as a result of the escrow release.

On September 14, 2020, the Company completed a public bought deal of 6,785,000 common shares with a syndicate of underwriters, at an issue price of $3.40 per share for aggregate gross proceeds of $23,069,000. The Company paid $1,240,685 in brokers' fee and $661,941 for various other expenses (mostly legal and filing fees) in connection with this public bought deal and the filing of a base shelf prospectus in August 2020.

In December 2020, the Company established an At-The-Market ("ATM") offering and filed a prospectus supplement on December 30, 2020. In the second quarter of 2021, the Company issued its first shares under the ATM.

Equity Incentive Awards

The Company has an equity incentive plan ("the Equity Incentive Plan") whereby the Company's Board of Directors, within its sole discretion, can grant to directors, officers, employees and consultants, stock options to purchase shares of the Company, restricted share units ("RSU") and deferred share units ("DSU") (together the "Awards"). The Equity Incentive Plan provides for the issuance of Awards to acquire up to 10% of the Company's issued and outstanding capital. The Equity Incentive Plan is a rolling plan as the number of shares reserved for issuance pursuant to the grant of Awards will increase as the Company's issued and outstanding share capital increases. As at December 31, 2022, the Company had 3,062,794 (December 31, 2021 - 77,096) awards available for issuance.

In addition, the aggregate number of shares that may be issued and issuable under this Equity Incentive Plan (when combined with all of the Company's other security-based compensation arrangements, as applicable):

(a) to any one participant, within any one-year period shall not exceed 5% of the Company's outstanding issue, unless the Company has received disinterested shareholder approval;

(b) to any one consultant (who is not otherwise an eligible director), within a one-year period shall not exceed 2% of the Company's outstanding issue;

(c) to eligible persons (as a group) retained to provide investor relations activities, within a one-year period shall not exceed 2% of the Company's outstanding issue;

(d) to insiders (as a group) shall not exceed 10% of the Company's outstanding issue from time to time;

(e) to insiders (as a group) within any one-year period shall not exceed 10% of the Company's outstanding issue; and

(f) to any one insider and his or her associates or affiliates within any one-year period shall not exceed 5% of the Company's outstanding issue from time to time.

In no event will the number of shares that may be issued to any one participant pursuant to Awards under this Equity Incentive Plan (when combined with all of the Company's other security-based compensation arrangement, as applicable) exceed 5% of the Company's outstanding issue from time to time.

Stock Options

A summary of the changes in stock options for the years ended December 31, 2022, 2021, and 2020 is as follows:

	Options	December 31, 2022 Weighted Average Exercise Price	Options	December 31, 2021 Weighted Average Exercise Price	Options	December 31, 2020 Weighted Average Exercise Price
Outstanding at the beginning of year	5,093,283	$2.11	4,816,029	$2.08	4,373,300	$1.96
Granted	75,250	0.64	491,510	2.31	450,729	3.23
Exercised	-	-	(193,066)	1.94*	-	-
Forfeited/Expired	(1,471,600)	1.96	(21,190)	2.37	(8,000)	2.18
Outstanding at the end of year	3,696,933	$2.14	5,093,283	$2.11	4,816,029	$2.08

*The weighted average share price on the date stock options were exercised during the year ended December 31, 2021 was $3.37.

The following table provides additional information about outstanding stock options as December 31, 2022:

	No. of options outstanding	Weighted average remaining life (Years)	Exercise price	No. of options currently exercisable	Expiration date
	90,000		$2.60	90,000	February 1, 2023*
	100,000		$2.30	100,000	February 28, 2023*
	60,000		$1.68	60,000	August 29, 2023
	40,000		$1.65	40,000	September 10, 2023
	731,400		$1.51	731,400	November 23, 2023
	100,000		$1.50	100,000	December 13, 2023
	40,000		$1.64	40,000	January 11, 2024
	50,000		$1.62	50,000	January 16, 2024
	100,000		$2.47	100,000	September 16, 2024
	1,370,567		$2.18	1,370,567	December 17, 2024
	80,000		$1.40	53,334	March 16, 2025
	40,000		$3.39	26,667	September 22, 2025
	40,000		$3.33	26,667	October 5, 2025
	288,206		$3.70	221,304	December 15, 2025
	100,000		$3.38	66,667	February 24, 2026
	391,510		$2.04	174,504	December 16, 2026
	75,250		$0.64	-	December 15, 2027
Total	3,696,933	1.97	$2.14	3,251,110

*Those stock options expired unexercised subsequent to year-end (see Note 21).

The following table provides additional information about outstanding stock options as December 31, 2021:

	No. of options outstanding	Weighted average remaining life (Years)	Exercise price	No. of options currently exercisable	Expiration date
	1,461,600		$1.96	1,461,600	November 3, 2022
	90,000		$2.60	90,000	February 1, 2023
	100,000		$2.30	100,000	February 28, 2023
	60,000		$1.68	60,000	August 29, 2023
	40,000		$1.65	40,000	September 10, 2023
	731,400		$1.51	731,400	November 23, 2023
	100,000		$1.50	100,000	December 13, 2023
	40,000		$1.64	26,667	January 11, 2024
	50,000		$1.62	33,333	January 16, 2024
	100,000		$2.47	100,000	September 16, 2024
	1,380,567		$2.18	1,057,935	December 17, 2024
	80,000		$1.40	26,666	March 16, 2025
	40,000		$3.39	13,333	September 22, 2025
	40,000		$3.33	13,333	October 5, 2025
	288,206		$3.70	125,235	December 15, 2025
	100,000		$3.38	33,333	February 24, 2026
	391,510		$2.04	43,998	December 16, 2026
Total	5,093,283	2.32	$2.11	4,056,833

The following table provides additional information about outstanding stock options as December 31, 2020:

	No. of options outstanding	Weighted average remaining life (Years)	Exercise price US$	Exercise price C$	No. of options currently exercisable	Expiration date
	1,606,000		$1.96	$2.50	1,606,000	November 3, 2022
	90,000		$2.60	$3.20	60,000	February 1, 2023
	100,000		$2.30	$2.95	100,000	February 28, 2023
	90,000		$1.68	$2.18	60,000	August 29, 2023
	40,000		$1.65	$2.18	26,667	September 10, 2023
	731,400		$1.51	$2.00	540,933	November 23, 2023
	100,000		$1.50	$2.00	100,000	December 13, 2023
	40,000		$1.64	$2.18	13,333	January 11, 2024
	50,000		$1.62	$2.15	16,667	January 16, 2024
	100,000		$2.47	$3.28	66,667	September 16, 2024
	1,417,900		$2.18	$2.88	611,297	December 17, 2024
	80,000		$1.40	$1.95	-	March 16, 2025
	40,000		$3.39	$4.51	-	September 22, 2025
	40,000		$3.33	$4.42	-	October 5, 2025
	290,729		$3.70	$4.71	29,165	December 15, 2025
Total	4,816,029	3.02	$2.08	$2.70	3,230,729

Share-based payments - stock options

A summary of the changes in the Company's reserve for share-based payments related to the stock options for the years ended December 31, 2022, 2021, and 2020 is set out below:

	December 31, 2022	December 31, 2021	December 31, 2020
Balance at beginning of year	$5,470,552	$4,767,433	$3,415,790
Share-based payments - options	431,884	932,333	1,351,643
Share-based payments - options exercised	-	(229,214)	-
Balance at the end of year	$5,902,436	$5,470,552	$4,767,433

Total share-based payments related to the stock options included in the consolidated statements of operations and comprehensive loss and the consolidated statements of changes in equity in the year ended December 31, 2022 was $431,884 (December 31, 2021 - $932,333; December 31, 2020 - $1,351,643).

On December 15, 2022, the Company granted 75,250 options to its employees and contractors, at an exercise price of $0.64 per option, with the expiry date December 15, 2027. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $22,366, to be amortized over the options vesting period.

During the year ended December 31, 2021, 193,066 stock options were exercised for total gross proceeds of $376,153, and 21,190 stock options were canceled.

On December 16, 2021, the Company granted 391,510 options to its directors, officers, employees, and contractors, at an exercise price of $2.04 per option, with the expiry date December 16, 2026. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $312,921, to be amortized over the options vesting period.

On February 24, 2021, the Company granted 100,000 options to its new director, at an exercise price of $3.38 per option, with the expiry date February 24, 2026. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $127,797, to be amortized over the options vesting period.

On December 15, 2020, the Company granted 290,729 options to its directors, officers, and contractors, at an exercise price of $3.70 per option, with the expiry date December 15, 2025. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $391,614, to be amortized over the options vesting period.

On October 5, 2020, the Company granted 40,000 options to a new employee, at an exercise price of $3.33 per option, with the expiry date October 5, 2025. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $71,606, to be amortized over the options vesting period.

On September 22, 2020, the Company granted 40,000 options to a new employee, at an exercise price of $3.39 per option, with the expiry date September 22, 2025. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $73,349, to be amortized over the options vesting period.

On March 16, 2020, the Company granted 80,000 options to two new employees, at an exercise price of $1.40 per option, with the expiry date March 16, 2025. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $57,293, to be amortized over the options vesting period.

The following assumptions were used for the Black-Scholes valuation of stock options granted during the years ended December 31, 2022, 2021, and 2020:

	December 31, 2022	December 31, 2021	December 31, 2020
Dividend rate	0%	0%	0%
Expected annualized volatility	58.07%	51.73% - 51.81%	52.83% - 66.33%
Risk free interest rate	3.08%	0.53% - 1.12%	0.33% - 0.63%
Expected life of options	3.5 yr	3.5 yr	3.5yr - 5yr
Weighted average of strike price of options granted	$0.64	$2.31	$3.23

Restricted Share Units

Restricted share units are the equity settled units, granted under the Company's Equity Incentive Plan and are accounted for based on the market value of the underlying shares on the date of grant and vest in equal installments annually over three years. The aggregate maximum number of shares available for issuance from treasury underlying restricted share units under the Equity Incentive Plan was increased in the current period from 1,200,000 to 2,000,000 shares. These units are exercisable into one common share once vested, for no additional consideration. They can be redeemed in cash, at the Company's discretion.

A summary of the changes in restricted share units for the years ended December 31, 2022, 2021, and 2020 is as follows:

	Restricted share units	Weighted average grant date FV
Outstanding at beginning of year	-	$-
Granted	358,203	$3.70
Outstanding, December 31, 2020	358,203	$3.70
Vested - shares issued	(80,676)	$3.70
Vested - cash redemption (no shares issued)	(18,550)	$3.70
Forfeited/Expired	(16,859)	$3.70
Granted	488,856	$2.08
Outstanding, December 31, 2021*	730,974	$2.81
Vested - share issued	(171,871)	$2.70
Vested - cash redemption (no shares issued)	(51,867)	$2.70
Forfeited/Expired	(30,371)	$2.16
Granted	253,251	$0.64
Outstanding, December 31, 2022**	730,116	$2.24

*Included in the outstanding RSUs are 18,667 vested RSUs for which the settlement has been deferred.

**Included in the outstanding RSUs are 43,667 vested RSUs for which the settlement has been deferred in 2022 and 18,667 vested RSUs for which settlement has been deferred in 2021.

Share-based payments - restricted share units

A summary of the changes in the Company's reserve for share-based payments related to the restricted share units for the years ended December 31, 2022, 2021, and 2020 is set out below:

	December 31, 2022	December 31, 2021	December 31, 2020
Balance at beginning of year	$528,810	$35,020	$-
Share-based payments - RSUs	871,875	837,858	35,020
Share-based payments - RSUs vested	(502,222)	(344,068)	-
Balance at the end of year	$898,463	$528,810	$35,020

Total share-based payments related to the restricted share units included in the consolidated statements of operations and comprehensive loss and the consolidated statements of changes in equity in the year ended December 31, 2022 was $871,875 (December 31, 2021 - $837,858; December 31, 2020 - $35,020).

During the current year ended December 31, 2022, a total of 267,405 RSUs vested (including 43,667 RSUs for which the settlement was deferred to future years) and 30,371 RSUs were canceled.

On December 15, 2022, the Company granted 253,251 RSUs to its employees. The share-based payment related to these units was calculated as $169,318, to be amortized over the unit three-year vesting period.

During the year ended December 31, 2021, a total of 117,893 RSUs vested (including 18,667 RSUs for which the settlement was deferred to future years) and 16,859 RSUs were canceled.

On December 16, 2021, the Company granted 488,856 RSUs to its officers and employees. The share-based payment related to these units was calculated as $1,037,359, to be amortized over the unit three-year vesting period.

On December 15, 2020, the Company granted 358,203 RSUs to its officers and employees. The share-based payment related to these units was calculated as $1,257,695, to be amortized over the unit three-year vesting period.

Deferred Share Units

Deferred share units are equity settled units, granted under the Company's Equity Incentive Plan and are accounted for based on the market value of the underlying shares on the date of grant. DSUs granted before Q4 2021 vested immediately. DSUs granted from Q4 2021 onward will vest one year post grant. The aggregate maximum number of shares available for issuance from treasury underlying deferred share units under the Equity Incentive Plan was increased in the current period from 400,000 to 1,000,000 shares. These units are exercisable into one common share during the period commencing on the business day immediately following the retirement date and ending on the ninetieth day following the retirement date providing a written redemption notice to the Company, for no additional consideration. In the event a participant resigns or is otherwise no longer an eligible participant during the year, then any grant of DSUs that are intended to cover such year, the participant will only be entitled to a pro-rated DSU payment. These units can be redeemed in cash, at the Company's discretion.

A summary of the changes in deferred share units for the years ended December 31, 2022, 2021, and 2020 is as follows:

	Deferred share units	Weighted average grant date FV	Vested	Not vested
Outstanding at beginning of year	-	$-	-	-
Granted	87,500	$3.70	87,500	-
Outstanding, December 31, 2020	87,500	$3.70	87,500	-
Granted	228,168	$2.17	21,517	206,651
Outstanding, December 31, 2021	315,668	$2.61	109,017	206,651
Granted	170,858	$0.72	-	170,858
Vested (granted in 2021)	-	$2.17	206,651	(206,651)
Outstanding, December 31, 2022	486,526	$1.89	315,668	170,858

Share-based payments - deferred share units

A summary of the changes in the Company's reserve for share-based payments related to the deferred share units for the years ended December 31, 2022, 2021, and 2020 is set out below:

	December 31, 2022	December 30, 2021	December 30, 2020
Balance at beginning of year	$400,117	$307,223	$-
Share-based payments - DSUs	438,752	92,894	307,223
Balance at the end of year	$838,869	$400,117	$307,223

Total share-based payments related to the deferred share units included in the consolidated statements of operations and comprehensive loss and the consolidated statements of changes in equity in the year ended December 31, 2022 was $438,752 (December 31, 2021 - $92,894; December 31, 2020 - $307,223).

In the current year ended December 31, 2022, the Company issued 170,858 deferred share units to certain directors, in lieu of their directors' fees, as elected by those directors. Each DSU has been fair valued at Integra's closing share price at the end of quarter. These DSUs will vest 12 months post grant. The share-based payment related to these DSUs was calculated as $123,774, to be amortized over 12 months.

In the year ended December 31, 2021, the Company issued 30,168 deferred share units to certain directors, in lieu of their directors' fees, as elected by those directors. Each DSU has been fair valued at Integra's closing share price at the end of each quarter. DSUs granted in the previous periods vested in full at the grant date. DSUs granted in December 2021 will vest 12 months post grant. The share-based payment related to these DSUs was calculated as $75,086, to be amortized over 12 months.

On December 16, 2021, the Company granted 198,000 DSUs to its directors, and these units will vest in 12 months. The total share-based payment related to these DSUs was calculated as $420,159, to be amortized over 12 months.

On December 15, 2020, the Company granted 87,500 DSUs to its directors and these units vested in full at the grant date. The share-based payment related to these DSUs was calculated as $307,223, expensed on December 15, 2020.

Share-based payments - summary

A summary of the changes in the Company's reserve for all share-based payment arrangements for the years ended December 31, 2022, 2021, and 2020 is set out below:

	December 31, 2022	December 31, 2021	December 31, 2020
Balance at beginning of year	$6,399,479	$5,109,676	$3,415,790
Share-based payments - options	431,884	932,333	1,351,643
Share-based payments - RSUs	871,875	837,858	35,020
Share-based payments - DSUs	438,752	92,894	307,223
Options exercised	-	(229,214)	-
RSUs vested	(502,222)	(344,068)	-
Balance at the end of year	$7,639,768	$6,399,479	$5,109,676

Total share-based payments related to the stock options, RSUs, and DSUs included in the consolidated statements of operations and comprehensive loss and the consolidated statements of changes in equity in the year ended December 31, 2022 was $1,742,511 (December 31, 2021 - $1,863,085; December 31, 2020 - $1,693,886).